Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 21,498	¥ 19,966
Accumulated benefit obligations	21,300	19,708
Fair value of plan assets	¥ 9,464	¥ 7,014